DISAGGREGATED REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
DISAGGREGATED REVENUE

11. DISAGGREGATED REVENUE

	For the years ended December 31,
	2023	2024
	HK$	HK$

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	-	330,000
Advisory and consultancy income – Point in time	-	4,977,675
	-	5,307,675
Commission and brokerage income – Point in time	106,663	648,415
Handling fee income – Point in time	3,716	8,149

Revenue from other sources
Administration fee income– Over time	58,747	10,267
Interest income from clients– Over time	1,158	4,455
	170,284	5,978,961

* Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
DISAGGREGATED REVENUE

14.	DISAGGREGATED REVENUE

	For the six months ended June 30,
	2024	2025
	HK$	HK$
	(Unaudited)	(Unaudited)

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	150,000	829,525
Advisory and consultancy income – Point in time	4,900,000	7,499,090
	5,050,000	8,328,615
Commission and brokerage income – Point in time*	145,786	82,507
Handling fee income – Point in time	2,935	4,461

Revenue from other sources
Administration fee income – Over time	7,212	449
Interest income from clients – Over time	2,152	2,610
	5,208,085	8,418,642

*	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)